Schedule of Activity in the Company's RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance	9,546,008	4,463,253
Weighted-average grant date fair value per unit, balance	$ 4.21	$ 7.93
Number of units, issued	234,996	11,036,957
Weighted average grant date fair value per unit issued	$ 0.86	$ 0.96
Number of units, forfeited	(52,691)	(47,775)
Weighted average grant date fair value per unit forfeited	$ 1.19	$ 3.36
Number of units, vested	(4,002,126)	(5,906,427)
Weighted average grant date fair value per unit vested	$ 4.14	$ 0.96
Number of units, outstanding balance	5,726,187	9,546,008
Weighted-average grant date fair value per unit, balance	$ 4.59	$ 4.21